Acquisitions (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 T	Dec. 31, 2013	Dec. 31, 2012	Oct. 01, 2013	Aug. 30, 2013	Sep. 30, 2013
Business Acquisition [Line Items]
Purchase price, cash									$ 0	$ 113,300,000	$ 0
Coal handling capacity (in tons)									30,000,000
Sales and other operating revenue	223,900,000	216,800,000	217,800,000	214,500,000	230,400,000	219,500,000	228,100,000	253,700,000	873,000,000	931,700,000
Operating income									135,100,000	141,400,000
Kanawha River Terminals LLC
Business Acquisition [Line Items]
Consideration transferred to acquire business												84,700,000
Purchase price, cash												44,700,000
Purchase price, borrowings												40,000,000
Coal handling capacity (in tons)									30,000,000
Goodwill						8,200,000						8,200,000		8,200,000
Revenues									41,600,000	9,000,000
Operating income									5,000,000	1,000,000
SunCoke Lake Terminal LLC
Business Acquisition [Line Items]
Consideration transferred to acquire business													28,600,000
Option to purchase entity													1,800,000
Percentage interest owned (as a percent)													15.00%
Term of contract (in years)														10 years
Purchase price, cash													28,600,000
Revenues									13,400,000	4,600,000
Operating income									1,700,000	1,900,000
Coal Logistics Intersegment Sales | Kanawha River Terminals LLC
Business Acquisition [Line Items]
Sales and other operating revenue									$ 4,500,000	$ 1,100,000